As filed with the Securities and Exchange Commission on May 13, 2020

File No. 333-106971

File No. 811-21399

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	35	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	36	[	X	]

(Check appropriate box or boxes.)

THE AEGIS FUNDS

(Exact Name of Registrant)

6862 Elm Street, Suite 830, McLean, VA 22101

(Address of Principal Executive Office)

Registrant's Telephone Number (703) 528-7788

Mr. Scott L. Barbee

6862 Elm Street, Suite 830

McLean, VA 22101

(Name and Address of Agent for Service)

Copy to:

Paul M. Miller, Esq.

Seward & Kissel LLP

901 K Street, NW

Washington, DC 20001

It is proposed that this filing will become effective (check appropriate box)

[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment (“PEA”) No. 35 to The Aegis Funds (the “Trust”) Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 34 on Form N-1A filed April 29, 2020. This PEA No. 35 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 34 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of McLean in the Commonwealth of Virginia on May 13, 2020.

THE AEGIS FUNDS

By:	/s/ Scott L. Barbee
Scott L. Barbee
President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ Scott L. Barbee	President, Trustee	May 13, 2020
Scott L. Barbee	(Principal Executive Officer)

/s/ Justin P. Harrison	Secretary, Treasurer	May 13, 2020
Justin P. Harrison	(Principal Financial Officer)

Eskander Matta*	Trustee	May 13, 2020
Eskander Matta

David A. Giannini*	Trustee	May 13, 2020
David A. Giannini

Andrew R. Bacas*	Trustee	May 13, 2020
Andrew R. Bacas

Jordan F. Nasir*	Trustee	May 13, 2020
Jordan F. Nasir

By:	/s/ Scott L. Barbee
Scott L. Barbee
*Attorney-in-Fact pursuant to the Powers of Attorney previously filed and incorporated by reference.

INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE